EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-18	15-Nov-18	17-Dec-18
To	30-Nov-18	17-Dec-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$80,546,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,065,799.72
Series Nominal Liquidation Amount	426,945,133.05

Required Participation Amount	$426,945,133.05
Excess Receivables	$65,392,933.28

Total Collateral	492,338,066.33

Collateral as Percent of Notes	95.60%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,038,996,629.40
Total Principal Collections	($2,087,372,940.74)
Investment in New Receivables	$2,238,468,771.66
Receivables Added for Additional Accounts	$0.00
Repurchases	($27,250,811.81)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($714,623,753.91)
Less Servicing Adjustment	($4,206,636.48)

Ending Balance	$5,444,011,258.12

SAP for Next Period	8.68%

Average Receivable Balance	$5,628,089,477.46
Monthly Payment Rate	37.09%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,336,279.04
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,336,279.04

Series Allocation Percentage at Month-End	8.68%
Floating Allocation Percentage at Month-End	90.47%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	85,833,333.33
Payout	—
Additions	85,833,333.33

Ending Balance	171,666,666.67

Distributions to Investors
A1 Days	32
A1 LIBOR	2.306500%
A1 Applicable Margin	0.310000%

	2.616500%

	Actual	Per $1000
Interest A	1,197,775.56	2.33
Principal A	—	—

		2.33
Total Due Investors	1,197,775.56
Servicing Fee	394,443.27

Excess Cash Flow	84,271.07

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.74%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		31.98%